Note 7 - Vessels and Advances, Net (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Gain (Loss) on Sale Vessels	$ 3,422	$ 118,046
Gain (Loss) on Assets Held for Sale	(2,308)	$ 0
Vessel Held For Sale	$ 12,250		$ 40,307
Number of Vessels Provided as Collaterals to Secure Loans	89
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,525,098
Number of vessels acquired under SPA	4
Number of Unencumbered Vessels	6
Frontier [Member]
Dead Weight Tonnage of Vessels	181,415
Alliance, Merida, Pegasus, and Adventure [Member]
Gain (Loss) on Sale Vessels	$ 3,422
Aquaenna (tbr. Enna) [Member]
Dead Weight Tonnage of Vessels		175,975
Aquarange (tbr. Dorado) [Member]
Dead Weight Tonnage of Vessels		179,842
Sealand Washington, Maersk Kalamata, Miner, Taibo and Comity [Member]
Gain (Loss) on Sale Vessels		$ 88,467
Oracle [Member]
Gain (Loss) on Assets Held for Sale	2,308
Vessel Held For Sale	$ 12,250
Konstantinos, Progress, Adventure and Manzanillo [Member]
Vessel Held For Sale			$ 40,307